PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 118.4%
Bank Loans 5.4%
Airlines 0.3%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500%(c)	04/21/28	1,529	$1,514,644
Electric 0.2%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.000(c)	07/30/26	2,009	1,090,514
Engineering & Construction 0.0%
Landry’s Finance Acquisition Co., 2020 Initial Term Loan, 1 Month LIBOR + 12.000%^	13.000(c)	10/04/23	60	64,024
Housewares 0.2%
SWF Holdings I Corp., Initial Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	10/06/28	1,015	936,972
Insurance 0.3%
Asurion LLC, New B-4 Term Loan, 1 Month LIBOR + 5.250%	6.014(c)	01/20/29	1,750	1,694,766
Media 0.1%
Diamond Sports Group LLC,
Second Lien Term Loan, Term SOFR + 3.250%	3.656(c)	08/24/26	218	71,413
Term Loan, Term SOFR + 8.000%	9.000(c)	05/25/26	357	364,201
				435,614
Oil & Gas 0.9%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.021(c)	11/01/25	3,340	3,565,450
Citgo Holding, Inc., Term Loan, 1 Month LIBOR + 7.000%	7.764(c)	08/01/23	141	138,955
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	7.014(c)	03/28/24	774	770,994
				4,475,399

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Pharmaceuticals 0.2%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%	3.500%(c)	03/01/24	948	$946,101
Retail 0.3%
EG America LLC (United Kingdom), Project Becker Additional Facility, 3 Month LIBOR + 4.250%	5.246(c)	03/31/26	341	333,319
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	4.514(c)	03/06/28	1,210	1,196,124
				1,529,443
Software 1.9%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	4.514(c)	10/02/25	224	220,677
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	6.264(c)	02/27/26	350	344,575

Camelot Co. (Luxembourg), Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000(c)	10/30/26	760	753,532
Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR + 3.250%	3.918(c)	02/06/26	1,362	1,351,465
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.489(c)	06/13/25	1,025	985,281
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.739(c)	06/13/24	2,242	2,174,684

Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.757(c)	12/01/27	494	491,744
Skillsoft Finance II, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	6.187(c)	07/14/28	1,820	1,802,745
TIBCO Software, Inc., Term Loan B-3, 1 Month LIBOR + 3.750%	4.520(c)	06/30/26	1,348	1,341,936
				9,466,639
Telecommunications 1.0%
West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 3.500%	5.000(c)	10/10/24	3,446	3,218,611

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
Xplornet Communications, Inc. (Canada),
Refinancing Term Loan, 1 Month LIBOR + 4.000%	4.764%(c)	10/02/28	1,507	$1,477,351
Second Lien Initial Term Loan, 1 Month LIBOR + 7.000%^	7.764(c)	10/01/29	270	266,625
				4,962,587

Total Bank Loans (cost $28,044,463)				27,116,703
Corporate Bonds 108.9%
Advertising 0.5%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26	250	178,573
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	2,530	2,474,088
				2,652,661
Aerospace & Defense 3.6%
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.805	05/01/50	2,650	2,651,524
Sr. Unsec’d. Notes	5.930	05/01/60	750	745,194
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,050	912,960
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	875	810,684
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	1,580	1,577,346
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	1,776	1,728,142
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	4,215	3,927,573

Maxar Space Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	794	846,584
Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	1,200	1,218,730
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	200	199,221
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	700	604,849

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc., (cont’d.)
Gtd. Notes(aa)	5.500%	11/15/27	2,525	$2,315,730
Sr. Sec’d. Notes, 144A	6.250	03/15/26	600	600,767
				18,139,304
Agriculture 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	1,350	1,188,203
Airlines 1.2%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	11.750	07/15/25	250	288,084
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	1,450	1,437,107
Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,550	1,495,431

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	775	756,407
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,080	1,040,687
Sr. Sec’d. Notes, 144A	4.625	04/15/29	830	762,590
				5,780,306
Apparel 0.2%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	275	240,360
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	1,125	956,738
				1,197,098
Auto Manufacturers 2.1%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	5.875	06/01/29	969	955,516
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	725	588,683
Sr. Unsec’d. Notes(aa)	4.750	01/15/43	3,925	3,160,891
Sr. Unsec’d. Notes(aa)	5.291	12/08/46	3,300	2,836,908

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Co., (cont’d.)
Sr. Unsec’d. Notes	7.400%	11/01/46	200	$215,515
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000	11/13/30	400	346,680
Sr. Unsec’d. Notes	5.584	03/18/24	310	313,251

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750	10/15/25	1,000	1,021,324
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,325	1,265,403
				10,704,171
Auto Parts & Equipment 1.9%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	2,725	2,432,322
American Axle & Manufacturing, Inc.,
Gtd. Notes	5.000	10/01/29	1,800	1,550,999
Gtd. Notes(aa)	6.250	03/15/26	371	358,174
Gtd. Notes(aa)	6.500	04/01/27	1,000	935,509
Gtd. Notes	6.875	07/01/28	406	382,226

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	1,090	510,421
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	500	497,429
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	250	214,861
Sr. Unsec’d. Notes	4.500	02/15/32	600	496,520
Sr. Unsec’d. Notes	5.375	11/15/27	200	189,243
Sr. Unsec’d. Notes	5.625	06/15/28	600	572,544
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	5.125	04/15/29	475	462,693
Sr. Sec’d. Notes, 144A	7.875	01/15/29	125	126,241

Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	700	686,360
				9,415,542
Banks 0.7%
Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	625	568,625

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625%	05/01/26	700	$636,896
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	2,425	2,483,758
				3,689,279
Building Materials 2.1%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	1,100	916,162
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	400	387,056
Griffon Corp., Gtd. Notes	5.750	03/01/28	1,380	1,232,052
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	701	662,994
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	375	317,909
Gtd. Notes, 144A	5.375	02/01/28	180	172,659

MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	625	544,637
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	1,550	1,488,617
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	625	497,215
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	1,375	1,149,077
Sr. Unsec’d. Notes, 144A(aa)	4.750	01/15/28	1,500	1,381,108
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	320	303,564

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A(aa)	6.500	03/15/27	1,400	1,396,908
				10,449,958
Chemicals 4.2%
Ashland LLC, Gtd. Notes(aa)	6.875	05/15/43	2,125	2,383,128
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	375	330,711
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	225	184,303

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Chemours Co. (The),
Gtd. Notes, 144A	4.625%	11/15/29	1,490	$1,290,355
Gtd. Notes, 144A	5.750	11/15/28	1,305	1,228,518

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	1,820	1,645,486
Diamond BC BV, Gtd. Notes, 144A	4.625	10/01/29	580	499,438
EverArc Escrow Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	820	718,335
Ingevity Corp., Gtd. Notes, 144A	3.875	11/01/28	275	248,229
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(aa)	4.875	06/01/24	1,100	1,084,375
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	625	554,912
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	350	292,683

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	1,590	1,535,304
SCIH Salt Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.625	05/01/29	275	219,822
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	450	385,970
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $1,968,531; purchased 07/19/19 - 08/21/20)(f)	10.500	08/01/24	2,050	686,802
Sr. Sec’d. Notes, 144A (original cost $495,261; purchased 02/01/21)(f)	10.875	08/01/24	505	514,020

Tronox, Inc., Gtd. Notes, 144A(aa)	4.625	03/15/29	2,200	1,963,500
Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30	460	399,820
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	600	487,422
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750	07/15/25	2,577	2,112,936
Sr. Sec’d. Notes, 144A	9.500	07/01/25	1,040	1,080,452
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	600	564,016

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
WR Grace Holdings LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	5.625%	10/01/24		100	$100,705
Sr. Unsec’d. Notes, 144A	5.625	08/15/29		450	386,491
					20,897,733
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26		450	483,596
Commercial Services 5.7%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		459	421,138
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		430	415,599
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		950	786,132
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		2,900	2,816,841
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		860	761,534
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,065	943,454

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26		500	464,658
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29		725	656,355
Gtd. Notes, 144A	4.625	10/01/27		400	384,301

APi Escrow Corp., Gtd. Notes, 144A	4.750	10/15/29		325	296,897
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	4.750	04/01/28		1,295	1,208,071
Avis Budget Finance PLC, Gtd. Notes	4.750	01/30/26	EUR	275	287,960
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27		375	355,374
Gtd. Notes, 144A(aa)	5.500	07/15/25		200	200,752

Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29		325	285,201
Gartner, Inc.,
Gtd. Notes, 144A	3.625	06/15/29		425	383,721

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Gartner, Inc., (cont’d.)
Gtd. Notes, 144A	3.750%	10/01/30	325	$290,740

Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	441	432,048
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	275	251,169
Gtd. Notes, 144A	5.000	12/01/29	525	459,577

Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29	1,925	1,674,723
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	1,300	1,202,973
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	900	847,845
Service Corp. International, Sr. Unsec’d. Notes	4.000	05/15/31	1,350	1,219,490
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	575	500,803
Gtd. Notes	4.000	07/15/30	150	134,251
Gtd. Notes(aa)	4.875	01/15/28	5,770	5,615,884

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	4,895	5,041,850
				28,339,341
Computers 0.7%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	225	215,555
Condor Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	655	585,995
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	550	524,541
Gtd. Notes, 144A	5.125	04/15/29	425	402,127
Gtd. Notes, 144A	5.250	10/01/30	350	328,777
Gtd. Notes, 144A(aa)	5.750	09/01/27	1,000	966,013

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	375	377,453
				3,400,461

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.6%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750%	05/15/25	870	$878,343
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	2,300	2,002,788
				2,881,131
Diversified Financial Services 4.5%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	1,075	1,045,548
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	525	490,835
Gtd. Notes, 144A	5.375	12/01/24	500	489,888

Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	675	534,816
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	1,275	1,161,822
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	1,100	830,742
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	875	812,843
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.000	03/15/29	1,375	1,252,507
Gtd. Notes, 144A	4.375	05/15/31	100	91,511
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	850	739,825
Gtd. Notes, 144A(aa)	5.500	08/15/28	2,645	2,415,922
Gtd. Notes, 144A(aa)	6.000	01/15/27	1,725	1,674,869

Navient Corp., Sr. Unsec’d. Notes	5.500	03/15/29	875	771,857
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	400	339,858
Gtd. Notes	4.000	09/15/30	1,025	838,850
Gtd. Notes	6.625	01/15/28	125	123,576
Gtd. Notes(aa)	6.875	03/15/25	750	757,298
Gtd. Notes(aa)	7.125	03/15/26	5,498	5,596,169
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	575	463,299
Gtd. Notes, 144A	5.375	10/15/25	800	760,321

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375%	02/01/30	750	$656,986
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	550	517,937
				22,367,279
Electric 5.3%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,350	1,180,012
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	1,975	1,684,884
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	5,950	5,405,005

Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A	13.000	06/01/24	353	211,903
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28	2,975	2,904,900
Gtd. Notes, 144A	3.375	02/15/29	200	171,144
Gtd. Notes, 144A	3.625	02/15/31	600	500,832
Gtd. Notes, 144A	3.875	02/15/32	575	480,252
Gtd. Notes, 144A	5.250	06/15/29	800	756,934
PG&E Corp.,
Sr. Sec’d. Notes(aa)	5.000	07/01/28	1,625	1,496,092
Sr. Sec’d. Notes(aa)	5.250	07/01/30	2,135	1,944,884
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	550	535,330
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	1,200	1,207,405
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	500	455,084
Gtd. Notes, 144A(aa)	5.000	07/31/27	1,100	1,055,576
Gtd. Notes, 144A(aa)	5.625	02/15/27	6,700	6,608,671
				26,598,908
Electrical Components & Equipment 0.5%
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	200	166,466
Gtd. Notes, 144A	4.750	06/15/28	350	307,060

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment (cont’d.)
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125%	06/15/25	650	$674,854
Gtd. Notes, 144A(aa)	7.250	06/15/28	1,130	1,174,319
				2,322,699
Electronics 0.3%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	1,315	1,278,888
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	260	220,061
				1,498,949
Engineering & Construction 0.4%
AECOM, Gtd. Notes(aa)	5.125	03/15/27	555	548,863
Artera Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	700	662,469
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	500	435,696
Gtd. Notes, 144A	4.125	02/15/32	425	367,532
				2,014,560
Entertainment 3.4%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	533	445,903
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	1,635	1,653,454
Sr. Unsec’d. Notes, 144A	4.625	10/15/29	800	690,693

Caesars Resort Collection LLC/CRC Finco, Inc., Sr. Sec’d. Notes, 144A	5.750	07/01/25	425	433,806
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	275	274,333
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC, Gtd. Notes	6.500	10/01/28	300	302,098

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Everi Holdings, Inc., Gtd. Notes, 144A	5.000%	07/15/29	250	$226,709
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	7.625	04/15/26	2,275	2,334,777
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	500	469,878
Sr. Sec’d. Notes, 144A(aa)	6.500	02/15/25	1,610	1,637,565

Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	525	518,676
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	825	728,660
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27	1,419	1,306,435
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	675	572,239
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	1,980	1,896,822
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29	575	458,933
Gtd. Notes, 144A	5.875	09/01/31	1,225	950,555

Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	475	451,250
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	800	840,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29	860	753,573
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	275	283,526
				17,229,885
Environmental Control 0.2%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	275	242,365
Gtd. Notes, 144A	4.375	08/15/29	575	509,484

Madison IAQ LLC, Sr. Unsec’d. Notes, 144A	5.875	06/30/29	100	81,523
				833,372

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 4.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A(aa)	3.500%	03/15/29		1,560	$1,313,186
B&G Foods, Inc., Gtd. Notes(aa)	5.250	09/15/27		1,850	1,694,207
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		875	748,116
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25		1,225	1,152,937
Sr. Sec’d. Notes, 144A	4.625	11/15/28		475	427,449
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.750	12/01/31		525	462,198
Gtd. Notes, 144A	6.500	04/15/29		1,025	1,060,382
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		900	890,115
Kraft Heinz Foods Co.,
Gtd. Notes(aa)	4.375	06/01/46		1,775	1,555,564
Gtd. Notes	4.875	10/01/49		1,075	1,000,286
Gtd. Notes	5.000	07/15/35		235	234,106
Gtd. Notes	5.000	06/04/42		450	432,486
Gtd. Notes	5.200	07/15/45		300	292,770
Gtd. Notes(aa)	5.500	06/01/50		1,450	1,465,339
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		725	646,646
Gtd. Notes, 144A	4.375	01/31/32		725	650,908

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	650	727,435
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	3.500	03/01/32		375	317,846
Gtd. Notes, 144A(aa)	5.875	09/30/27		4,800	4,833,496
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		1,025	876,612
Gtd. Notes, 144A	5.500	12/15/29		225	204,505
Sr. Unsec’d. Notes, 144A(aa)	4.500	09/15/31		2,050	1,709,698
					22,696,287
Gas 1.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.500	05/20/25		600	590,660

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas (cont’d.)
AmeriGas Partners LP/AmeriGas Finance Corp., (cont’d.)
Sr. Unsec’d. Notes	5.625%	05/20/24	200	$201,074
Sr. Unsec’d. Notes(aa)	5.750	05/20/27	3,250	3,191,471
Sr. Unsec’d. Notes(aa)	5.875	08/20/26	575	568,131

Ferrellgas Escrow LLC, Sr. Sec’d. Notes^	8.956	03/30/31	2,125	2,125,000
				6,676,336
Healthcare-Products 0.9%
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29	2,750	2,404,339
Sr. Unsec’d. Notes, 144A(aa)	5.250	10/01/29	2,450	2,131,230
				4,535,569
Healthcare-Services 3.7%
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	3.500	04/01/30	250	217,944
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes, 144A	5.250	05/15/30	525	460,585
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	1,400	1,140,658
Gtd. Notes, 144A(aa)	4.625	06/01/30	3,250	2,833,322

HCA, Inc., Gtd. Notes	5.875	02/01/29	100	104,189
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	775	662,628
MEDNAX, Inc., Gtd. Notes, 144A	5.375	02/15/30	450	421,797
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	1,225	1,228,063
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	3,400	3,492,265
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	825	791,508
Sr. Sec’d. Notes, 144A(aa)	4.250	06/01/29	1,800	1,629,740
Sr. Sec’d. Notes, 144A	4.375	01/15/30	1,850	1,683,485

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Unsec’d. Notes(aa)	6.750%	06/15/23	1,425	$1,466,574
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	2,200	2,279,407
				18,412,165
Home Builders 5.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	825	694,270
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	625	511,069
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	1,100	1,010,240
Gtd. Notes(aa)	7.250	10/15/29	2,850	2,716,793
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,875	1,564,381
Gtd. Notes, 144A(aa)	6.250	09/15/27	815	764,299
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	400	353,439
Century Communities, Inc.,
Gtd. Notes(aa)	6.750	06/01/27	1,725	1,743,351
Gtd. Notes, 144A	3.875	08/15/29	150	126,498
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	450	404,725
Gtd. Notes, 144A(aa)	5.000	03/01/28	950	857,711
KB Home,
Gtd. Notes	4.000	06/15/31	500	427,459
Gtd. Notes	4.800	11/15/29	575	520,524
Gtd. Notes(aa)	6.875	06/15/27	1,650	1,711,976

Lennar Corp., Gtd. Notes(aa)	5.000	06/15/27	1,250	1,268,640
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	375	310,363
Gtd. Notes	4.950	02/01/28	425	391,628
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	1,158	988,194
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,075	1,005,293

Meritage Homes Corp., Gtd. Notes(aa)	5.125	06/06/27	2,523	2,486,388
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	4.750	02/15/28	1,293	1,152,559

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Shea Homes LP/Shea Homes Funding Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.750%	04/01/29	475	$413,994

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	925	882,141
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	375	372,306
Gtd. Notes, 144A(aa)	6.625	07/15/27	2,800	2,815,122
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	480	439,200

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A(aa)	5.625	03/01/24	1,873	1,883,300
Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	915	878,680
				28,694,543
Home Furnishings 0.0%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	200	173,493
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	1,075	939,809
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31	100	85,795
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	800	636,531
Sr. Sec’d. Notes, 144A	5.000	12/31/26	175	156,524
Spectrum Brands, Inc.,
Gtd. Notes, 144A	3.875	03/15/31	200	168,303
Gtd. Notes, 144A	5.000	10/01/29	250	232,624
				2,219,586
Housewares 0.6%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	750	617,283
Gtd. Notes	4.375	02/01/32	350	292,862
Gtd. Notes	4.500	10/15/29	1,125	996,862

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares (cont’d.)

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500%	10/01/29	1,675	$1,296,400
				3,203,407
Insurance 0.3%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A	6.000	08/01/29	365	318,851
AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	400	365,937
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	875	760,093
				1,444,881
Internet 1.4%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	1,925	1,695,511
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	825	708,351
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	525	466,475
Gtd. Notes, 144A	5.250	12/01/27	1,365	1,349,897

NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	3,000	2,998,459
				7,218,693
Iron/Steel 0.5%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,359	1,389,899
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	300	272,890
Sr. Unsec’d. Notes	4.375	03/15/32	300	268,019

TMS International Corp., Sr. Unsec’d. Notes, 144A	6.250	04/15/29	175	151,213
United States Steel Corp., Sr. Unsec’d. Notes	6.875	03/01/29	345	350,890
				2,432,911

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time 0.2%
Viking Cruises Ltd., Gtd. Notes, 144A	5.875%	09/15/27	350	$297,177
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	200	177,255
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	675	606,379
				1,080,811
Lodging 1.8%
Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	375	339,723
Gtd. Notes, 144A	8.625	06/01/25	226	235,884
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	900	763,234
Gtd. Notes, 144A	3.750	05/01/29	225	204,509
Gtd. Notes, 144A	4.000	05/01/31	275	246,759
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	275	259,035
Gtd. Notes(aa)	4.750	10/15/28	400	367,518
Gtd. Notes(aa)	5.500	04/15/27	1,061	1,030,105
Gtd. Notes	5.750	06/15/25	50	49,642
Gtd. Notes(aa)	6.750	05/01/25	2,025	2,074,774

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	625	612,542
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125	12/15/29	1,325	1,046,663
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	1,900	1,525,429
				8,755,817
Machinery-Construction & Mining 0.1%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	725	666,508
Machinery-Diversified 0.6%
GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	700	642,811

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(aa)	10.125%	08/01/24	1,815	$1,795,235
TK Elevator Holdco GmbH (Germany), Gtd. Notes, 144A	7.625	07/15/28	200	192,460
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	625	586,223
				3,216,729
Media 9.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	1,850	1,558,801
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	5,600	4,726,731
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	700	573,658
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	2,900	2,589,059
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	1,000	952,691
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	250	250,625
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	1,175	917,144
Gtd. Notes, 144A(aa)	4.125	12/01/30	775	641,087
Gtd. Notes, 144A	5.500	04/15/27	200	193,203
Gtd. Notes, 144A	6.500	02/01/29	1,200	1,146,371
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	4,875	3,728,205
Sr. Unsec’d. Notes, 144A(aa)	5.750	01/15/30	2,550	2,116,149
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	6,595	1,380,037
Sec’d. Notes, 144A	5.375	08/15/26	3,085	1,126,308
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	1,840	1,436,864
Gtd. Notes	5.875	11/15/24	90	87,681
Gtd. Notes	7.375	07/01/28	750	660,875
Gtd. Notes	7.750	07/01/26	5,180	4,945,659
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	200	201,754
Gtd. Notes, 144A	7.000	05/15/27	1,625	1,682,960
iHeartCommunications, Inc.,
Gtd. Notes(aa)	8.375	05/01/27	2,870	2,840,927
Sr. Sec’d. Notes	6.375	05/01/26	395	395,881

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375%	08/15/27	550	$537,225
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	325	292,608
Nexstar Media, Inc.,
Gtd. Notes, 144A	4.750	11/01/28	775	705,625
Gtd. Notes, 144A	5.625	07/15/27	1,500	1,460,512
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	610	562,867
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	1,700	1,486,458
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	400	359,089
Sr. Sec’d. Notes, 144A(aa)	5.125	02/15/25	2,300	2,270,715
Sr. Sec’d. Notes, 144A(aa)	6.625	06/01/27	2,135	2,147,933

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	1,600	1,397,577
				45,373,279
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	525	474,457
Mining 2.5%
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	1,550	1,499,349
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	500	501,472
Gtd. Notes, 144A	7.250	04/01/23	294	294,284
Gtd. Notes, 144A	7.500	04/01/25	3,305	3,351,613

FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.125	04/15/32	625	620,936
Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	1,075	1,086,091
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	900	830,343
Gtd. Notes, 144A	6.125	04/01/29	1,195	1,132,688
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25	755	767,326

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
New Gold, Inc. (Canada), (cont’d.)
Gtd. Notes, 144A	7.500%	07/15/27	1,220	$1,219,800
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	800	684,286
Gtd. Notes, 144A	4.750	01/30/30	275	252,750
				12,240,938
Miscellaneous Manufacturing 0.4%
Amsted Industries, Inc.,
Gtd. Notes, 144A(aa)	5.625	07/01/27	1,075	1,069,633
Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30	785	726,896
				1,796,529
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	710	614,732
Oil & Gas 7.9%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	975	1,006,945
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)	5,325	36,210
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	825	807,121
Gtd. Notes, 144A	7.625	02/01/29	979	1,036,719
Gtd. Notes, 144A	8.375	07/15/26	162	174,670

Apache Corp., Sr. Unsec’d. Notes	5.350	07/01/49	115	101,423
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	25	25,184
Gtd. Notes, 144A	9.000	11/01/27	252	350,644

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	2,000	2,121,091
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	375	372,025
Gtd. Notes, 144A	5.875	02/01/29	400	396,423

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Chesapeake Energy Corp., (cont’d.)
Gtd. Notes, 144A	6.750%	04/15/29	725	$729,704

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	78	77,501
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,175	1,167,618
CNX Resources Corp., Gtd. Notes, 144A(aa)	7.250	03/14/27	1,550	1,583,655
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	600	577,956
Gtd. Notes, 144A	6.750	03/01/29	975	985,370
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	500	489,500
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	575	574,972
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.750	01/30/28	975	977,507
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	300	308,310
EQT Corp.,
Sr. Unsec’d. Notes	3.900	10/01/27	600	575,559
Sr. Unsec’d. Notes	5.000	01/15/29	250	248,413
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	275	269,670
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	600	591,773
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	275	265,523
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	1,658	1,652,380
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	750	731,608
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	575	564,336
Gtd. Notes, 144A	7.125	02/01/27	1,802	1,829,921
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	975	954,123
Gtd. Notes, 144A	7.500	01/15/28	1,325	1,274,913
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25	1,400	1,339,152
Gtd. Notes, 144A	7.375	05/15/27	50	51,072
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.550	03/15/26	75	76,857
Sr. Unsec’d. Notes	6.125	01/01/31	745	784,150
Sr. Unsec’d. Notes	6.450	09/15/36	1,000	1,084,372
Sr. Unsec’d. Notes	7.150	05/15/28	900	963,411

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp., (cont’d.)
Sr. Unsec’d. Notes	8.875%	07/15/30	200	$240,250
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	525	460,225
Gtd. Notes, 144A	4.625	05/01/30	625	547,513
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	275	266,782
Gtd. Notes, 144A(aa)	7.125	01/15/26	2,160	2,163,673
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	425	422,255
Gtd. Notes	5.000	03/15/23	1,523	1,526,468
Gtd. Notes, 144A	4.750	02/15/30	275	262,235
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	650	614,939
Gtd. Notes	5.375	02/01/29	125	123,517
Gtd. Notes(aa)	5.375	03/15/30	1,900	1,876,558
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	905	815,437
Gtd. Notes	6.000	04/15/27	775	781,267
Gtd. Notes, 144A	4.500	04/30/30	700	631,260
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26	1,625	1,334,083
Gtd. Notes, 144A	8.000	02/01/27	100	79,785
				39,304,028
Packaging & Containers 1.7%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	1,066	903,552
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26	475	440,608
Sr. Unsec’d. Notes, 144A	5.250	08/15/27	675	579,886

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	1,360	1,226,520
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	300	291,438

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000%	09/15/28	1,184	$1,120,853
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	425	389,077
Sr. Sec’d. Notes, 144A	6.750	07/15/26	250	240,586
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	1,275	1,059,709
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	150	144,784

OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30	400	355,061
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	500	503,380
Gtd. Notes, 144A	6.625	05/13/27	305	303,026

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	625	551,263
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27	50	43,559
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	325	291,570
				8,444,872
Pharmaceuticals 3.3%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	1,225	1,043,659
Gtd. Notes, 144A	5.125	03/01/30	325	279,645
Gtd. Notes, 144A	6.125	08/01/28	670	635,883

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	1,100	1,041,431
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	1,225	905,104
Gtd. Notes, 144A	5.000	02/15/29	950	668,375
Gtd. Notes, 144A(aa)	5.250	01/30/30	2,325	1,613,376
Gtd. Notes, 144A(aa)	5.250	02/15/31	2,635	1,830,950
Gtd. Notes, 144A	6.125	04/15/25	1,178	1,181,115
Gtd. Notes, 144A	6.250	02/15/29	2,960	2,157,763
Gtd. Notes, 144A	7.000	01/15/28	500	410,526

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000%	02/15/30	750	$679,192
Sr. Sec’d. Notes, 144A	6.750	02/15/30	225	217,813

Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., Sr. Sec’d. Notes, 144A	6.125	04/01/29	325	282,796
Jazz Securities DAC, Sr. Sec’d. Notes, 144A	4.375	01/15/29	1,075	994,028
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	450	418,011
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	1,100	994,875

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	1,025	909,889
Prestige Brands, Inc., Gtd. Notes, 144A	3.750	04/01/31	550	466,795
				16,731,226
Pipelines 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	975	916,392
Gtd. Notes, 144A(aa)	5.750	01/15/28	2,425	2,354,561

Cheniere Energy Partners LP, Gtd. Notes	4.000	03/01/31	1,575	1,426,100
Cheniere Energy, Inc., Sr. Sec’d. Notes(aa)	4.625	10/15/28	3,250	3,158,494
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	200	183,117
DCP Midstream Operating LP,
Gtd. Notes(aa)	5.125	05/15/29	1,375	1,353,193
Gtd. Notes	5.625	07/15/27	510	518,206

Energy Transfer LP, Jr. Sub. Notes, Series G(aa)	7.125(ff)	05/15/30(oo)	1,075	1,014,841
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.750	07/15/23	85	84,688
Sr. Unsec’d. Notes	5.500	07/15/28	50	47,763
Sr. Unsec’d. Notes, 144A(aa)	6.000	07/01/25	955	948,687
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	1,275	1,286,292
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	375	363,171

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Global Partners LP/GLP Finance Corp., (cont’d.)
Gtd. Notes(aa)	7.000%	08/01/27	750	$736,079

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(aa)	6.875	04/15/40	2,050	1,955,620
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	2,054	1,917,364
Gtd. Notes, 144A	6.000	12/31/30	925	851,151
Gtd. Notes, 144A	7.500	10/01/25	200	203,964

Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.000	01/15/28	200	196,808
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	985	899,430
Sr. Sec’d. Notes, 144A	4.125	08/15/31	385	351,214
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.600(cc)	02/01/25	50	47,832
Sr. Unsec’d. Notes	3.950	06/01/25	600	582,818
Sr. Unsec’d. Notes(aa)	4.550(cc)	02/01/30	2,375	2,188,096
Sr. Unsec’d. Notes	5.450	04/01/44	50	45,887
Sr. Unsec’d. Notes	5.500	08/15/48	75	65,918
				23,697,686
Real Estate 1.8%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(aa)	7.875	11/15/25	2,200	2,187,340
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(aa)	5.750	12/01/25	2,000	2,011,241
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	1,175	1,064,322
Gtd. Notes, 144A	4.375	02/01/31	675	600,018
Gtd. Notes, 144A	5.375	08/01/28	340	329,851

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,700	1,572,112
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A	5.250	04/15/30	1,050	850,825
Gtd. Notes, 144A	5.750	01/15/29	200	168,301
				8,784,010

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 4.0%
Diversified Healthcare Trust,
Gtd. Notes	4.375%	03/01/31	611	$475,391
Gtd. Notes(aa)	9.750	06/15/25	2,500	2,619,865
Sr. Unsec’d. Notes	4.750	02/15/28	1,375	1,172,889
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	150	127,648
Gtd. Notes(aa)	5.000	10/15/27	2,325	2,230,750

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A(aa)	7.500	06/01/25	1,665	1,726,875
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	4.500	02/15/29	225	203,786
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25	6,650	6,791,153
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	4.750	04/15/28	1,035	924,952
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(aa)	4.250	12/01/26	635	603,266
Gtd. Notes, 144A	4.500	01/15/28	2,000	1,960,000
Gtd. Notes, 144A	4.625	06/15/25	245	240,558
Gtd. Notes, 144A(aa)	4.625	12/01/29	825	772,058
				19,849,191
Retail 4.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	2,950	2,523,388
Sr. Sec’d. Notes, 144A	3.875	01/15/28	388	356,960
At Home Group, Inc.,
Gtd. Notes, 144A	7.125	07/15/29	1,725	1,287,118
Sr. Sec’d. Notes, 144A	4.875	07/15/28	125	103,303

BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	150	128,297
Brinker International, Inc.,
Gtd. Notes, 144A(aa)	5.000	10/01/24	1,250	1,249,370
Sr. Unsec’d. Notes	3.875	05/15/23	125	124,567

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Carrols Restaurant Group, Inc., Gtd. Notes, 144A	5.875%	07/01/29		950	$727,089
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	707	715,373
Sr. Sec’d. Notes	6.250	10/30/25	EUR	715	737,392
Sr. Sec’d. Notes, 144A	6.750	02/07/25		725	704,820
Sr. Sec’d. Notes, 144A	8.500	10/30/25		1,450	1,452,281
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		1,350	1,177,042
Sr. Sec’d. Notes, 144A	4.625	01/15/29		550	498,730

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29		1,225	1,004,501
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		875	712,256
Gtd. Notes, 144A	3.875	10/01/31		800	640,126

LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29		1,125	924,179
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29		675	591,964
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29		2,025	1,558,273
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29		525	448,548
Gtd. Notes, 144A	7.500	10/15/27		825	834,414
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(aa)	5.625	12/01/25		900	902,384
Sec’d. Notes, 144A	8.750	04/30/25		300	314,563

SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29		600	525,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		550	548,969
Sr. Unsec’d. Notes, 144A	5.000	06/01/31		975	880,666

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29		1,250	1,141,733

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875%	10/15/28	700	$645,106
Yum! Brands, Inc., Sr. Unsec’d. Notes	5.375	04/01/32	25	23,907
				23,482,319
Software 1.1%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	1,643	1,525,327
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Gtd. Notes, 144A(aa)	5.750	03/01/25	2,000	1,996,088
Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A	3.875	07/01/28	1,075	957,246
Dun & Bradstreet Corp. (The), Gtd. Notes, 144A	5.000	12/15/29	250	232,363
Rackspace Technology Global, Inc., Sr. Sec’d. Notes, 144A	3.500	02/15/28	625	540,884
				5,251,908
Telecommunications 6.8%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	1,155	1,163,317
CommScope Technologies LLC, Gtd. Notes, 144A(aa)	6.000	06/15/25	1,330	1,167,088
CommScope, Inc., Sr. Sec’d. Notes, 144A	6.000	03/01/26	960	907,737
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25	1,015	848,788
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A	8.750	05/25/24	1,050	1,031,981
Sr. Sec’d. Notes, 144A	8.750	05/25/24	525	517,183

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	7,368	6,605,100
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	1,525	1,468,532

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Iliad Holding SASU (France), (cont’d.)
Sr. Sec’d. Notes, 144A	7.000%	10/15/28	875	$834,523
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)	2,160	2
Gtd. Notes, 144A^	9.750	07/15/25(d)	4,135	4
Sr. Sec’d. Notes, 144A	6.500	03/15/30	2,365	2,228,509
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	400	324,886
Gtd. Notes, 144A	4.250	07/01/28	2,055	1,738,628
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes(aa)	5.625	04/01/25	1,830	1,783,612
Sr. Unsec’d. Notes, Series U	7.650	03/15/42	1,055	936,337

Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	1,500	1,518,301
Sprint Capital Corp.,
Gtd. Notes(aa)	6.875	11/15/28	700	767,938
Gtd. Notes	8.750	03/15/32	706	897,316
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	250	262,997
Gtd. Notes(aa)	7.625	02/15/25	2,725	2,901,538
Gtd. Notes(aa)	7.875	09/15/23	1,794	1,883,498

Switch Ltd., Gtd. Notes, 144A	4.125	06/15/29	375	358,957
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27	70	64,994
Sr. Unsec’d. Notes, 144A(aa)	5.625	09/15/25	2,470	2,294,839

Viavi Solutions, Inc., Gtd. Notes, 144A	3.750	10/01/29	200	179,843
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	120	104,765
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	1,475	1,236,927
				34,028,140
Toys/Games/Hobbies 0.1%
Mattel, Inc., Gtd. Notes, 144A	3.375	04/01/26	275	267,462

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.2%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500%	05/01/28	875	$758,290

Total Corporate Bonds (cost $594,845,511)				544,611,239

	Shares
Common Stocks 4.1%
Electric Utilities 0.3%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $984,219; purchased 02/28/19)*^(f)	9,187	1,286,180
Keycon Power Holdings LLC^	2,600	366,600
		1,652,780
Gas Utilities 0.7%
Ferrellgas Partners LP (Class B Stock)	15,475	3,327,125
Hotels, Restaurants & Leisure 0.1%
CEC Entertainment, Inc.*	22,321	445,036
Oil, Gas & Consumable Fuels 2.6%
Chesapeake Energy Corp.	140,307	11,507,980
Chesapeake Energy Corp. Backstop Commitment	1,644	134,841
Civitas Resources, Inc.	25,456	1,492,231
		13,135,052
Wireless Telecommunication Services 0.4%
Intelsat Emergence SA (Luxembourg)*	59,486	1,929,577

Total Common Stocks (cost $7,986,513)		20,489,570

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Description	Units	Value
Rights* 0.0%
Diversified Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), expiring 12/05/25^	6,229	$11,874
Intelsat Jackson Holdings SA, Series B (Luxembourg), expiring 12/05/25^	6,229	2,189

Total Rights (cost $0)		14,063
Warrants* 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24 (original cost $0; purchased 02/02/21)^(f) (cost $0)	1,436,166	6,750

Total Long-Term Investments (cost $630,876,487)		592,238,325

	Shares
Short-Term Investment 2.8%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $14,241,566)	14,241,566	14,241,566

TOTAL INVESTMENTS 121.2% (cost $645,118,053)		606,479,891
Liabilities in excess of other assets(z) (21.2)%		(106,143,633)

Net Assets 100.0%		$500,336,258

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,165,458 and 0.8% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $155,075,582 segregated as collateral for amount of $120,000,000 borrowed and outstanding as of April 30, 2022.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $3,448,011. The aggregate value of $2,493,752 is 0.5% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward foreign currency exchange contracts outstanding at April 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 05/06/22	Bank of America, N.A.	EUR	1,618	$1,737,613	$1,707,498	$—	$(30,115)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 05/06/22	HSBC Bank PLC	EUR	1,618	$1,785,001	$1,707,498	$77,503	$—
Expiring 06/02/22	Bank of America, N.A.	EUR	1,618	1,739,640	1,709,654	29,986	—
				$3,524,641	$3,417,152	107,489	—
						$107,489	$(30,115)

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Credit default swap agreement outstanding at April 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	06/20/22	5.000%(Q)	450	0.941%	$5,254	$2,238	$3,016	Credit Suisse International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.37.V1	12/20/26	5.000%(Q)	9,775	4.286%	$523,920	$325,581	$(198,339)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2022
of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).